SIGNIFICANT TRANSACTIONS - Significant Transactions in 2022 (Details) $ in Millions, ₽ in Billions							12 Months Ended
		Nov. 24, 2022 USD ($)	Nov. 24, 2022 RUB (₽)	Aug. 05, 2022 USD ($)	Jun. 08, 2022 USD ($)	Jul. 01, 2021	Dec. 31, 2022 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Disposal of subsidiaries with non-controlling interests	[1]						$ (824)
Gains (losses) on exchange differences on translation of foreign operations, net of tax							$ 480
PJSC VimpelCom
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received in cash		$ 1,900	₽ 130
Algeria
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received in cash				$ 682
Put option, percentage ownership sold (in percentage)						45.57%
VEON Georgia LLC
Disclosure of analysis of single amount of discontinued operations [line items]
Gains (losses) recognised when control of subsidiary is lost					$ (88)
VEON Georgia LLC | Reserve of exchange differences on translation
Disclosure of analysis of single amount of discontinued operations [line items]
Disposal of subsidiaries with non-controlling interests					78
VEON Georgia LLC | VEON Georgia Holdings B.V.
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received in cash				$ 45	$ 45

[1]	**Refer to Note 24 for further details with respect to the restatement.